Subsequent Events (The Company granted options to its employees) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 14, 2014 Subsequent Event [Member] Share Option Scheme, June 2008 Scheme [Member]	Mar. 14, 2014 Subsequent Event [Member] Share Option Scheme, June 2008 Scheme [Member] Ordinary Shares [Member]	Mar. 14, 2014 Subsequent Event [Member] Share Option Scheme, June 2008 Scheme [Member] ADS [Member]
Subsequent Event [Line Items]
Number of options granted	30,732,900	0	0	1,330,000
Exercise price of the options (US$ per share)	$ 0.58	$ 0.00	$ 0.00		$ 1.31	$ 10.4797
Fair value of the option as of the grant date (US$ per share)				$ 0.8336